Pensions - Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ (14,556)	$ (15,943)
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ 15,066	$ 16,520
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage increase in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to increase in assumption	$ 14,762	$ 16,219
Percentage decrease in assumption	0.25%	0.25%
Effect on present value of defined benefit obligations due to decrease in assumption	$ (14,340)	$ (15,737)